Short-Term Debt - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Short-term Debt [Line Items]
Line of credit designated for working capital purposes	$ 150,000
Short-term borrowings outstanding on the credit facility	$ 18,000	$ 5,000
Effective interest rate on short-term borrowings	1.37%
March 2019 [Member]
Short-term Debt [Line Items]
Current borrowing capacity	$ 300,000
Credit facility expiration date	Mar. 01, 2020